UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21575

Bryce Capital Funds

                                                    (Exact name of registrant as specified in charter)

2 Thornell Road, Pittsford, NY     14534

(Address of principal executive offices)  (Zip code)

Dennis E.. Lohouse, CFA; 2 Thornell Road, Pittsford, NY 14534

                                                        (Name and address of agent for service)

Registrant's telephone number, including area code:

585-381-2990

Date of fiscal year end:

6/30/09

Date of reporting period: 09/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Bryce Capital Value Fund
Investments September 30, 2008
Showing Percentage of Net Assets

Common Stocks - 108.3%

	Shares	Value
Industrials - 12.4%
American Ecology Corp.	8,125	$224,819
Burlington Northern Santa Fe	2,025	$187,171
Emcor Group	7,800	$205,296
Mobile Mini Inc.	8,400	$162,372
Thomas & Betts Corp.	4,650	$181,676
Walter Industries	4,075	$193,359
		$1,154,692

Consumer Discretionary - 10.7%
CKE Restaurants	15,350	$162,710
Jones Apparel	11,750	$217,493
Ross Stores	5,700	$209,817
The Children's Place	5,600	$186,760
Wal-Mart Stores	3,775	$226,085
		$1,002,864

Consumer Staples - 20.4%
Avon Products	4,900	$203,693
Campbell Soup Co.	5,400	$208,440
Chattem Inc.	2,750	$214,995
Church & Dwight Co. Inc.	3,350	$208,002
General Mills	3,250	$223,340
Kellogg Company	4,025	$225,803
McCormick & Co.	4,950	$190,328
McDonalds Corp.	3,625	$223,663
Procter Gamble	2,900	$202,101
		$1,900,363

Energy - 5.6%
Comstock Resources	4,250	$212,713
Ensco Intl Inc Com	3,075	$177,212
Oil States International Inc.	3,700	$130,795
		$520,720

Financials - 14.2%
Ameritrade Holding Corp.	10,350	$167,670
Hudson City Bankcorp.	9,950	$183,578
M&T Bank	2,150	$191,888
Moody's Corp.	5,300	$180,200
PNC Bank Corp.	2,600	$194,220
U.S. Bancorp	5,400	$194,508
Wells Fargo & Co.	5,575	$209,230
		$1,321,293

Health Care -30.4%
Abbott Labs	3,750	$215,925
Baxter International	3,300	$216,579
Beckman Coulter Inc.	3,125	$221,844
C R Bard	2,325	$220,573
Cephalon Inc.	3,000	$232,470
Davita Inc.	3,850	$219,489
Emergency Medical Services	7,650	$228,582
Henry Schein	3,700	$199,208
Johnson & Johnson	3,050	$211,304
Lifepoint Hospitals Inc. Com	6,225	$200,072
Medtronic	4,400	$220,440
Perrigo	6,250	$240,375
Qwest Diagnostics	4,075	$210,555
		$2,837,415

Materials - 5.7%
Cleveland Cliffs Inc Com	3,100	$164,114
Ferro	9,050	$181,905
Northwest Pipe	4,250	$185,385
		$531,404

Information Technology - 9.1%
Avocent Corp.	11,000	$225,060
Intl Business Machines	1,725	$201,756
Mettler-Toledo Intl	2,100	$205,800
Open Text	6,225	$215,261

		$847,877

Total Common Stocks - 108.3		$10,116,627

BONY Hamilton Money Market Fund		-$779,449

Total Money Market Funds - (-8.3%)		-$779,449

Net Investment Assets - 100%		$9,337,178

Bryce Capital Growth Fund
Investments September 30, 2008
Showing Percentage of Net Assets

Common Stocks - 97.9%

	Shares	Value
Industrials - 3.3%
Clean Harbors Inc.	3,025	$204,339
		$204,339

Consumer Discretionary - 16.7%
Aeropostale	6,775	$217,545
Buckle Inc	3,850	$213,829
TJX Companies	6,700	$204,484
Under Armour Inc	5,650	$179,444
Urban Outfitters	7,250	$231,058
		$1,046,360

Health Care - 43.1%
AmSurg Corp.	8,400	$213,948
Amgen Inc.	4,150	$245,971
Celegene	2,750	$174,020
Covance Inc	2,200	$194,502
Express Scripts Inc	3,150	$232,533
Genzyme Corp.	2,600	$210,314
Gilead Sciences Inc.	3,800	$173,204
Illumina Inc.	4,850	$196,571
Kensey Nash Corp.	6,350	$199,771
Myriad Genetics	3,825	$248,166
Stryker Corp.	3,500	$218,050
Thermo Electron Corp.	3,350	$184,250
United Therapeutics	1,950	$205,082
		$2,696,381

Information Technology - 29.4%
Adobe Systems Inc.	4,700	$185,509
Apple Inc Com	1,500	$170,490
Blackboard Inc.	5,325	$214,544
Digital River	5,575	$180,630
FLIR Systems	5,275	$202,666
Netease.Com Inc.	9,400	$214,320
Qualcomm Inc.	4,450	$191,217
Research In Motion	4,050	$276,615
Synaptics	6,675	$201,719
		$1,837,709

Telecommunication Services 5.4%
J2 Global Communications Inc.	8,100	$189,135
Nii Holdings	3,900	$147,888
		$337,023

Total Common Stocks - 97.9%		$6,121,811

BONY Hamilton Money Market Fund		$133,030

Total Money Market Funds - 2.1%		$133,030

Net Investment Assets - 100%		$6,254,841

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bryce Capital Funds

By (Signature and Title)

*/s/ Edmond D. Sheidlower

       Edmond D. Sheidlower, President

Date

11/6/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Edmond D. .Sheidlower

        Edmond D. Sheidlower, President

Date

11/6/08

By (Signature and Title)

*/s/ Dennis E. .Lohouse, CFA

       Dennis E. Lohouse, CFA, Chairman and Treasurer

Date

11/6/08